Mining Interests - Owned By Subsidiaries - Summary of Capitalized Borrowing Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	$ (46)	$ (23)
Operating segments [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	46	23
Operating segments [member] | Norte Abierto [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	11
Operating segments [member] | Penasquito [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	6
Operating segments [member] | Other [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	2	1
Cochenour [member] | Red Lake Gold Mines Ontario Partnership [member] | Operating segments [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	23	$ 22
Borden projects [member] | Operating segments [member] | Porcupine [member]
Disclosure of mining assets and property plant and equipment [line items]
Borrowing costs capitalized	$ 4